Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Equity securities	$ 60,644	$ 57,336
Other assets	73,302	78,815
Accrued expenses and other liabilities	78,756	71,210
Long-term debt	173,078	207,588
Retained earnings	214,198	201,136
Depreciation and amortization expense	$ 1,400	1,300	$ 1,200
Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2023-02 Cumulative Effect Period of Adoption [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Equity securities		1,700
Other assets		548
Accrued expenses and other liabilities		7,333
Long-term debt		(4,927)
Retained earnings		(158)
Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2023-02 Cumulative Effect Period of Adoption [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Equity securities		59,036
Other assets		79,363
Accrued expenses and other liabilities		78,543
Long-term debt		202,661
Retained earnings		$ 200,978